DEFERRED CHARGES AND OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges and other assets, net

Deferred charges and other assets, net consisted of the following:

(in millions)	December 31, 2019	December 31, 2018
Deferred turnaround costs, net	$722.7	$673.1
Catalyst, net	132.7	124.3
Environmental credits	37.8	37.8
Finance lease assets	24.2	—
Linefill	19.5	19.5
Pension plan assets	10.3	9.7
Intangible assets, net	0.5	0.5
Other	6.5	6.9

Total deferred charges and other assets, net	$954.2	$871.8

Intangible assets, net

Intangible assets, net primarily consists of permits and emission credits. Our net balance as of December 31, 2019 and December 31, 2018 is shown below.

(in millions)	December 31, 2019	December 31, 2018
Intangible assets - gross	$4.0	$4.0
Accumulated amortization	(3.5)	(3.5)

Intangible assets - net	$0.5	$0.5